State Street Global All Cap Equity ex-US Index Fund Expense Example - State Street Global All Cap Equity ex-US Index Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 575
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,294
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	217
Expense Example, with Redemption, 10 Years	507
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	105
Expense Example, with Redemption, 10 Years	$ 257